Debt - Minimum Annual Repayments of Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2014	$ 10,311
2015	7,038
2016	5,014
2017	3,729
2018	3,292
2019 and thereafter	482
Total	29,866	27,052
Industrial Activities [Member]
Debt Instrument [Line Items]
2014	1,640
2015	2,580
2016	2,082
2017	1,786
2018	1,847
2019 and thereafter	203
Total	11,948	12,032
Industrial Activities [Member] | Intersegment Eliminations [Member]
Debt Instrument [Line Items]
Total	1,810	1,568
Financial services [Member]
Debt Instrument [Line Items]
2014	8,671
2015	4,458
2016	2,932
2017	1,943
2018	1,445
2019 and thereafter	279
Total	25,408	22,678
Financial services [Member] | Intersegment Eliminations [Member]
Debt Instrument [Line Items]
Total	$ 5,680	$ 6,090